CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,532,581	$ 65,481,973	$ 8,570,864
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	6,585,386	1,828,868
Changes in operating assets and liabilities:
Prepayments and other assets	(2,168,873)	3,111,369	(2,456,342)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(1,731,075)	87,723,007	8,189,744
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of long term investments	(16,500,465)
NET CASH USED IN INVESTING ACTIVITIES	(68,106,557)	(27,623,791)	(287,765)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering cost			2,000,000
Proceeds from IPO, net of offering costs		43,273,702
Exercise of share options	1,156,623
Proceeds from issuance of unsecured note	20,000,000
Repurchase of treasury stock	(1,320,468)
Payments for offering cost	(318,000)
Dividend paid	(19,547,532)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(29,377)	47,516,258	4,288,646
NET (DECREASE) INCREASE IN CASH	(75,250,339)	113,390,192	11,413,339
CASH AND CASH EQUIVALENTS - beginning of year	132,622,467	19,232,275	7,818,936
CASH AND CASH EQUIVALENTS - end of year	57,372,128	132,622,467	19,232,275
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	12,248,230	1,016,958	300,601
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	5,532,581	65,510,625	8,570,864
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in subsidiaries, VIEs and VIEs' subsidiaries	(14,725,415)	(68,117,762)	(8,570,978)
Share-based compensation	6,585,386	1,828,868
Changes in operating assets and liabilities:
Prepayments and other assets	(339,995)	44,295	(50,009)
Accrued expenses and other current liabilities	(2,562,074)	2,898,317
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(5,509,517)	2,164,343	(50,123)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in investment in subsidiaries, VIEs and VIE's subsidiaries	(15,420,961)
Purchase of long term investments	(1,600,000)
NET CASH USED IN INVESTING ACTIVITIES	(17,020,961)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering cost			2,000,000
Proceeds from IPO, net of offering costs		43,273,702
Exercise of share options	1,156,623
Proceeds from issuance of unsecured note	20,000,000
Repurchase of treasury stock	(1,320,468)
Payments for offering cost	(318,000)
Dividend paid	(19,547,532)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(29,377)	43,273,702	2,000,000
NET (DECREASE) INCREASE IN CASH	(22,559,855)	45,438,045	1,949,877
CASH AND CASH EQUIVALENTS - beginning of year	47,387,922	1,949,877
CASH AND CASH EQUIVALENTS - end of year	$ 24,828,067	$ 47,387,922	$ 1,949,877